Consolidated Balance Sheets - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Current Assets
Cash and cash equivalents		$ 10,933,108	$ 8,618,461
Accounts receivables, net		5,944	460,272
Advances to suppliers, net		5,745,489	5,699,738
Prepayments, receivables and other assets, net		129,286	4,826,089
Total current assets		16,813,827	19,604,560
Non-current assets
Investment in convertible bond		4,652,250
Property and equipment, net		104,169	108,899
Intangible assets			1,802,667
Operating right-of-use asset			79,188
Total non-current assets		4,756,419	1,990,754
Total Assets		21,570,246	21,595,314
Current Liabilities
Short-term loans		1,321,411	1,307,937
Accounts payables		160,084	153,865
Advance from customers		667,566	537,646
Taxes payable		1,237,446	1,307,270
Accrued expenses and other liabilities		1,027
Salary and welfare payable		24,665	32,268
Warrant liability		1,414	104,433
Operating right-of-use liabilities-current			79,188
Principal Amount		290,710	300,338
Long-term accounts payable-current			26,496
Total current liabilities		3,710,569	3,911,561
Non-current Liabilities
Long-term borrowing			307,323
Total non-current liabilities			307,323
Total Liabilities		3,710,569	4,218,884
Commitments and contingencies
SHAREHOLDERS’ EQUITY::
Additional paid-in capital		22,001,505	12,814,826
Statutory reserves (in Dollars)		7,318
(Accumulated deficit) Retained earnings		(4,943,676)	4,599,887
Accumulated other comprehensive income (loss)		83,321	(45,525)
Total shareholders’ equity		17,859,677	17,376,430
Total liabilities and shareholders’ equity		21,570,246	21,595,314
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY::
Ordinary shares value	[1]	609,482	5,515
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY::
Ordinary shares value	[1]	101,727	1,727
Related Party
Current Liabilities
Amount due to related parties		$ 6,246	$ 62,120

[1]	Historical legal capital information as of June 30, 2026 and June 30, 2025: the par value per share was $0.32 and $0.0025, respectively. The authorized Class A shares were 100,000,000,000,000 and 300,000,000 shares, respectively. The issued and outstanding Class A shares before retrospective adjustment were 1,904,632 and 2,205,795 shares, respectively. The authorized Class B shares were 10,000,000,000,000 and 100,000,000 shares, respectively. The issued and outstanding Class B shares before retrospective adjustment were 317,897 and 690,800 shares, respectively. Retrospectively restated for effect of reverse share split on January 14, 2025, May 21, 2026 and August 14, 2026, respectively for share-count and earnings-per-share data only. The historical legal capital information reflects the legal position at each respective balance sheet date before retrospective adjustment (see Notes 12 and 16). On July 6, 2026, the Company approved a statutory share capital reduction, a non-adjusting subsequent event not reflected in the closing share capital balance (see Note 16).